Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative	$ 5,638,000	$ 3,478,000	$ 15,499,000	$ 9,207,000
Operating loss	(4,166,000)	(251,000)	(10,055,000)	(878,000)
Other income (expense):
Net interest income	42,000	2,000	128,000	1,000
Foreign exchange transaction loss, net	(24,000)	(51,000)	(11,000)	(255,000)
Other expense		(17,000)
Change in fair value of warrant liability	1,069,000	22,000	1,004,000	50,000
Transaction costs	(7,604,000)		(8,342,000)
Total other income (expense), net	(6,517,000)	(44,000)	(7,221,000)	(204,000)
Loss before income taxes	(10,683,000)	(295,000)	(17,276,000)	(1,082,000)
Weighted average common shares outstanding
Income tax benefit (provision)	54,000	(85,000)	(32,000)	(91,000)
Net loss	$ (10,629,000)	$ (380,000)	$ (17,308,000)	$ (1,173,000)
Weighted average shares outstanding (in Shares)	13,822,990	13,145,834	13,410,287	13,127,825
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.77)	$ (0.03)	$ (1.29)	$ (0.09)
Research and development revenue	$ 3,440,000	$ 7,038,000	$ 12,769,000	$ 19,272,000
Cost of revenue	(1,968,000)	(3,811,000)	(7,325,000)	(10,943,000)
Gross profit	1,472,000	3,227,000	5,444,000	8,329,000
Operating costs and expenses:
Total operating costs and expenses	$ 5,638,000	$ 3,478,000	$ 15,499,000	$ 9,207,000
Rosecliff Acquisition Corp I
General and administrative					$ 1,251,036	$ 3,420,593
Operating loss					(1,251,036)	(3,420,593)
Other income (expense):
Change in fair value of warrant liability					9,748,442	1,683,358
Transaction costs						(438,283)
Interest earned on investment held in Trust Account					3,155,965	27,240
Total other income (expense), net					12,904,407	1,272,315
Loss before income taxes					11,653,371	(2,148,278)
Weighted average common shares outstanding
Income tax benefit (provision)					(614,297)
Net loss					$ 11,039,074	$ (2,148,278)
Rosecliff Acquisition Corp I | Class A Common Stock
Weighted average common shares outstanding
Weighted average shares outstanding (in Shares)					25,095,264	21,972,877
Basic and diluted net income (loss) per share (in Dollars per share)					$ 0.35	$ (0.08)
Rosecliff Acquisition Corp I | Class B Common Stock
Weighted average common shares outstanding
Weighted average shares outstanding (in Shares)					6,325,000	6,216,507
Basic and diluted net income (loss) per share (in Dollars per share)					$ 0.35	$ (0.08)